Other Non-current Assets (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Non-current Assets
Other non-current assets			89,648,135
Deposits paid in 2012 and recognized as land use rights in 2013	13,790,994	84,082,314
Refund of remaining deposits recognized as land use rights	$ 912,894	5,565,821